Capital Instruments - Schedule of Carrying Value of Capital Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	May 25, 2021	Jan. 05, 2021
Carrying value of capital instruments [line items]
Debt securities	$ 6,980	$ 7,829
On May 25, 2021 [Member]
Carrying value of capital instruments [line items]
Bond redemption variable interest rate			3.85%
JHFC subordinated notes [member]
Carrying value of capital instruments [line items]
Interest rate, basis	90-day Bankers’ Acceptance rate plus 0.72%
Floating interest rate, adjustment to basis	0.72%
Debt securities	$ 647	647
JHFC subordinated notes [member] | Canadian Dollar Offered Rate [Member]
Carrying value of capital instruments [line items]
Debt securities	647
JHFC subordinated notes [member] | Future Referencing Canadian Dollar Offered Rate [Member]
Carrying value of capital instruments [line items]
Debt securities	4,338
JHFC subordinated notes [member] | US Dollar Mid Swaprate [Member]
Carrying value of capital instruments [line items]
Debt securities	947
JHFC subordinated notes [member] | Singapore Swap Rate [Member]
Carrying value of capital instruments [line items]
Debt securities	$ 469
2.818% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Floating interest rate, adjustment to basis	1.82%
Debt securities	$ 995	995
Earliest par redemption date	May 13, 2030
4.061% MFC subordinated notes [member]
Carrying value of capital instruments [line items]
Interest rate, basis	5-Year US Dollar Mid-Swap Rate plus 1.647%
Floating interest rate, adjustment to basis	1.647%
Interest rate reset period	5 years
Debt securities	$ 947	951
Earliest par redemption date	Feb. 24, 2027
7.375% JHUSA Surplus notes [Member]
Carrying value of capital instruments [line items]
Debt securities	$ 579	584
3.00% MFC subordinated notes [member]
Carrying value of capital instruments [line items]
Interest rate, basis	5-Year Singapore Dollar Swap Rate plus 0.832%.
Floating interest rate, adjustment to basis	0.832%
Interest rate reset period	5 years
Debt securities	$ 469	480
Earliest par redemption date	Nov. 21, 2024
3.049% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Interest rate, basis	90-day Bankers’ Acceptance rate plus a specified number of basis points.
Floating interest rate, adjustment to basis	1.05%
Debt securities	$ 748	748
Earliest par redemption date	Aug. 20, 2024
3.317% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Interest rate, basis	90-day Bankers’ Acceptance rate plus a specified number of basis points.
Floating interest rate, adjustment to basis	0.78%
Debt securities	$ 599	598
Earliest par redemption date	May 09, 2023
3.181% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Debt securities	$ 999	999
Earliest par redemption date	Nov. 22, 2022
3.85% MFC Subordinated notes [Member]
Carrying value of capital instruments [line items]
Debt securities		481
Earliest par redemption date	May 25, 2021
2.389% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Bond redemption variable interest rate				2.389%
Debt securities		350
Earliest par redemption date	Jan. 05, 2021
2.237% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Floating interest rate, adjustment to basis	1.49%
Debt securities	$ 997	996
Earliest par redemption date	May 12, 2025
John Hancock Financial Corporation [Member] | 7.375% JHUSA Surplus notes [Member]
Carrying value of capital instruments [line items]
Unamortized fair value increment	$ 9	$ 13
Manufacturers life insurance company [Member] | 3.181% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Interest rate, basis	90-day Bankers’ Acceptance rate plus a specified number of basis points.
Floating interest rate, adjustment to basis	1.57%